Shareholder Report	12 Months Ended	81 Months Ended	91 Months Ended	102 Months Ended	107 Months Ended	114 Months Ended	118 Months Ended	120 Months Ended
	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity SAI U.S. Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Value Index Fund
Class Name	Fidelity® SAI U.S. Value Index Fund
Trading Symbol	FSWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained roughly 27% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+20%). Communication services rose roughly 14%, utilities gained approximately 51%, and consumer discretionary advanced approximately 3%. Other contributors included the consumer staples (+2%), real estate (+9%), materials (+1%) and industrials (-1%) sectors.
•Conversely, health care returned about -14% and detracted most. This group was hampered by the health care equipment & services industry (-19%). Energy (-7%) also hurt.
•Turning to individual stocks, the top contributor was Nvidia (+51%), from the semiconductors & semiconductor equipment industry. Cisco Systems (+44%), a stock in the technology hardware & equipment group, also lifted the fund. Wells Fargo (+39%), a stock in the banks industry, helped as well. In telecommunication services, AT&T gained 49% and further contributed. Lastly, Microsoft (+29%), from the software & services industry, also helped.
•In contrast, the biggest detractor was Elevance Health (-46%), from the health care equipment & services category. Within the same group, UnitedHealth Group (-17%) and Centene (-66%) also hindered the fund. Lastly, Pfizer (-18%) and Merck (-11%), within the pharmaceuticals, biotechnology & life sciences group, further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 19, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI U.S. Value Index Fund $10,000 $10,367 $10,431 $9,375 $13,348 $14,044 $14,991 $17,716 $19,237 Fidelity U.S. Value Focus Index℠ $10,000 $10,382 $10,441 $9,377 $13,369 $14,083 $15,064 $17,800 $19,341 S&P 500® Index $10,000 $10,621 $11,469 $12,841 $17,520 $16,708 $18,882 $23,064 $26,831 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Value Index Fund 8.59% 15.46% 8.97% Fidelity U.S. Value Focus Index℠ 8.66% 15.58% 9.04% S&P 500® Index 16.33% 15.88% 13.83% A From December 19, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Dec. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,767,744,687	$ 5,767,744,687	$ 5,767,744,687	$ 5,767,744,687	$ 5,767,744,687	$ 5,767,744,687	$ 5,767,744,687	$ 5,767,744,687
Holdings Count | shares	204	204	204	204	204	204	204	204
Advisory Fees Paid, Amount	$ 4,919,201
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,767,744,687
Number of Holdings	204
Total Advisory Fee	$4,919,201
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.4 Information Technology 22.7 Health Care 15.4 Energy 13.4 Communication Services 7.9 Consumer Discretionary 4.8 Consumer Staples 4.0 Industrials 3.0 Materials 2.7 Utilities 0.7 Real Estate 0.4 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 98.6 Switzerland 0.8 United Kingdom 0.2 Bailiwick Of Jersey 0.2 Bermuda 0.1 Puerto Rico 0.1 Belgium 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 Switzerland - 0.8 United Kingdom - 0.2 Bailiwick Of Jersey - 0.2 Bermuda - 0.1 Puerto Rico - 0.1 Belgium - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 4.2 Exxon Mobil Corp 4.0 Microsoft Corp 3.7 Bank of America Corp 3.5 Cisco Systems Inc 3.3 Wells Fargo & Co 3.2 Chevron Corp 3.1 UnitedHealth Group Inc 2.8 Apple Inc 2.5 Merck & Co Inc 2.4 32.7
Fidelity SAI U.S. Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Quality Index Fund
Class Name	Fidelity® SAI U.S. Quality Index Fund
Trading Symbol	FUQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 11% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+47%), benefiting from the media & entertainment industry (+47%). Financials rose about 16%, boosted by the financial services industry (+25%), consumer discretionary gained 27%, and industrials advanced roughly 12%. Other contributors included the consumer staples (+2%), real estate (+5%), energy (+9%) and materials (+11%) sectors.
•Conversely, health care returned roughly -3% and detracted most. This sector was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%).
•Turning to individual stocks, the biggest contributor was Nvidia (+51%), from the semiconductors & semiconductor equipment industry. Another notable contributor was Microsoft (+28%), a stock in the software & services group. Meta Platforms (+63%) and Alphabet (+11%), within the media & entertainment industry, lifted the fund. Lastly, in financial services, Visa gained approximately 31% and also contributed.
•In contrast, the biggest detractor was Adobe (-35%), from the software & services industry. Apple, within the technology hardware & equipment industry, returned -6% and detracted. Merck, within the pharmaceuticals, biotechnology & life sciences industry, returned roughly -16% and hindered the fund. Procter & Gamble, within the household & personal products category, returned -4% and hindered the fund. Lastly, Applied Materials, within the semiconductors & semiconductor equipment category, returned -14% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI U.S. Quality Index Fund $10,000 $10,901 $12,503 $15,093 $16,556 $19,890 $26,383 $24,654 $28,344 $35,673 $40,729 Fidelity SAI U.S. Quality Index Fund Linked Index℠ $10,000 $10,911 $12,543 $15,158 $16,640 $19,994 $26,537 $24,791 $28,554 $35,908 $41,112 Fidelity U.S. Quality Focus Index℠ $10,000 $10,901 $12,503 $15,093 $16,573 $19,914 $26,430 $24,691 $28,439 $35,763 $40,947 S&P 500® Index $10,000 $10,983 $12,745 $14,815 $15,998 $17,911 $24,439 $23,305 $26,339 $32,172 $37,427 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Quality Index Fund 14.17% 15.41% 15.38% Fidelity SAI U.S. Quality Index Fund Linked Index℠ 14.49% 15.51% 15.49% Fidelity U.S. Quality Focus Index℠B 14.49% 15.51% n/a S&P 500® Index 16.33% 15.88% 14.39% A From October 8, 2015 B From October 22, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 22, 2018					Oct. 08, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 22,912,261,411	$ 22,912,261,411	$ 22,912,261,411	$ 22,912,261,411	$ 22,912,261,411	$ 22,912,261,411	$ 22,912,261,411	$ 22,912,261,411
Holdings Count | shares	82	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 18,172,236
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,912,261,411
Number of Holdings	82
Total Advisory Fee	$18,172,236
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.6 Financials 16.1 Communication Services 12.1 Industrials 7.3 Health Care 7.1 Consumer Discretionary 6.2 Consumer Staples 5.8 Real Estate 1.7 Energy 0.3 Materials 0.1 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 10.2 NVIDIA Corp 9.4 Apple Inc 7.5 Meta Platforms Inc Class A 6.0 Alphabet Inc Class A 5.2 Visa Inc Class A 3.8 Mastercard Inc Class A 3.7 Johnson & Johnson 3.7 Procter & Gamble Co/The 3.3 Booking Holdings Inc 2.3 55.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Momentum Index Fund
Class Name	Fidelity® SAI U.S. Momentum Index Fund
Trading Symbol	FUMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 39% and contributed most to the fund's performance for the fiscal year. Industrials, which gained 38%, also helped, benefiting from the capital goods industry (+45%), as did financials, which advanced roughly 17%. The communication services sector rose roughly 38%, boosted by the media & entertainment industry (+36%), while consumer staples gained 24% and utilities advanced approximately 51%. Other contributors included the consumer discretionary (+4%), energy (+17%), health care (+4%) and real estate (+22%) sectors.
•In contrast, materials returned roughly -3% and detracted most.
•Turning to individual stocks, the top contributor was Broadcom (+85%), from the semiconductors & semiconductor equipment category. In software & services, Palantir Technologies (+498%) also boosted the fund. In banks, JPMorgan Chase gained roughly 42% and also helped. Another notable contributor was GE Vernova (+194%), a stock in the capital goods industry. Lastly, Walmart (+44%), from the consumer staples distribution & retail category, also lifted the fund.
•Conversely, the biggest detractor was Apple (-13%), from the technology hardware & equipment category. Another notable detractor was Tesla (-24%), a stock in the automobiles & components industry. NextEra Energy, within the utilities sector, returned about -20% and detracted. Coca-Cola (-3%), from the food, beverage & tobacco category, hurt. Lastly, in financial services, Fiserv returned approximately 0% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI U.S. Momentum Index Fund $10,000 $10,980 $13,432 $14,363 $16,770 $22,301 $19,835 $21,024 $28,399 MSCI USA Custom Momentum Composite Index $10,000 $11,002 $13,464 $14,416 $16,851 $22,435 $19,974 $21,212 $28,645 MSCI USA Index $10,000 $10,768 $12,450 $13,375 $15,041 $20,620 $19,123 $21,529 $26,154 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Momentum Index Fund 22.32% 15.68% 15.82% MSCI USA Custom Momentum Composite Index 22.45% 15.79% 15.96% MSCI USA Index 16.51% 15.17% 14.05% A From February 9, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,444,848,013	$ 4,444,848,013	$ 4,444,848,013	$ 4,444,848,013	$ 4,444,848,013	$ 4,444,848,013	$ 4,444,848,013	$ 4,444,848,013
Holdings Count | shares	185	185	185	185	185	185	185	185
Advisory Fees Paid, Amount	$ 2,586,685
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,444,848,013
Number of Holdings	185
Total Advisory Fee	$2,586,685
Portfolio Turnover	143%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.0 Information Technology 19.6 Consumer Staples 12.2 Industrials 11.9 Communication Services 8.8 Health Care 7.6 Consumer Discretionary 7.6 Utilities 3.8 Energy 1.7 Real Estate 1.0 Materials 0.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.4 Brazil 0.4 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Brazil - 0.4 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Broadcom Inc 5.1 JPMorgan Chase & Co 4.8 Netflix Inc 4.8 Visa Inc Class A 4.4 Palantir Technologies Inc Class A 4.4 Berkshire Hathaway Inc Class B 4.0 Walmart Inc 3.6 Philip Morris International Inc 3.1 Costco Wholesale Corp 2.3 GE Aerospace 2.3 38.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Large Cap Index Fund
Class Name	Fidelity® SAI U.S. Large Cap Index Fund
Trading Symbol	FLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Financials stocks also helped (+21%). Communication services rose 31%, boosted by the media & entertainment industry (+31%), consumer discretionary gained 19%, and industrials advanced 20%. Other contributors included the utilities (+21%), consumer staples (+7%) and real estate (+4%) sectors.
•In contrast, health care returned about -11% and detracted most. Energy (-3%) and materials (-3%) also hurt.
•Turning to individual stocks, the top contributor was Nvidia (+52%), from the semiconductors & semiconductor equipment industry. From the same industry, Broadcom gained about 84% and contributed. Microsoft, within the software & services industry, gained 28% and contributed. Meta Platforms, within the media & entertainment industry, gained 63% and boosted the fund. Lastly, in consumer discretionary distribution & retail, Amazon.com gained about 25% and also contributed.
•Conversely, the biggest detractor was UnitedHealth Group (-55%), from the health care equipment & services category. In technology hardware & equipment, Apple (-6%) hurt the fund's performance. Another notable detractor was Adobe (-36%), a stock in the software & services category. Lastly, Merck (-29%) and Regeneron Pharmaceuticals (-49%), within the pharmaceuticals, biotechnology & life sciences category, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI U.S. Large Cap Index Fund $10,180 $11,550 $13,401 $15,574 $16,816 $18,807 $25,659 $24,459 $27,635 $33,754 S&P 500® Index $10,181 $11,549 $13,402 $15,579 $16,823 $18,834 $25,699 $24,506 $27,696 $33,830 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Large Cap Index Fund 16.32% 15.86% 15.49% S&P 500® Index 16.33% 15.88% 15.52% A From February 2, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Feb. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,101,073,491	$ 14,101,073,491	$ 14,101,073,491	$ 14,101,073,491	$ 14,101,073,491	$ 14,101,073,491	$ 14,101,073,491	$ 14,101,073,491
Holdings Count | shares	507	507	507	507	507	507	507	507
Advisory Fees Paid, Amount	$ 2,165,706
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,101,073,491
Number of Holdings	507
Total Advisory Fee	$2,165,706
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Financials 13.8 Consumer Discretionary 10.4 Communication Services 9.8 Health Care 8.8 Industrials 8.6 Consumer Staples 5.2 Energy 3.0 Utilities 2.4 Real Estate 2.0 Materials 1.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.5 Ireland 0.3 Switzerland 0.1 Netherlands 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Ireland - 0.3 Switzerland - 0.1 Netherlands - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Microsoft Corp 7.4 Apple Inc 5.8 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.1 Broadcom Inc 2.6 Alphabet Inc Class A 2.1 Alphabet Inc Class C 1.7 Berkshire Hathaway Inc Class B 1.7 Tesla Inc 1.6 38.3
Fidelity SAI Small-Mid Cap 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Small-Mid Cap 500 Index Fund
Class Name	Fidelity® SAI Small-Mid Cap 500 Index Fund
Trading Symbol	FZFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Small-Mid Cap 500 Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap 500 Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained 21% and contributed most to the fund's performance for the fiscal year, driven by the financial services industry (+35%). Industrials stocks also helped (+8%), benefiting from the capital goods industry (+13%). Utilities rose approximately 52%, information technology gained 8%, lifted by the technology hardware & equipment industry (+27%), and consumer discretionary advanced roughly 4%. Other contributors included the energy (+9%), communication services (+9%) and consumer staples (+7%) sectors.
•In contrast, health care returned -10% and detracted most. Materials (-6%) and real estate (-1%), especially the equity real estate investment trusts industry (-4%), also hurt.
•Turning to individual stocks, the biggest contributor was Robinhood Markets (+294%), from the financial services group. Within the same group, Sofi Technologies gained approximately 189% and helped. In consumer discretionary distribution & retail, Carvana (+138%) lifted the fund. NRG Energy (+118%), from the utilities sector, boosted the fund. Lastly, in consumer durables & apparel, Tapestry (+171%) also lifted the fund.
•Conversely, the biggest detractor was Sarepta Therapeutics (-89%), from the pharmaceuticals, biotechnology & life sciences group. Another notable detractor was Onto Innovation (-49%), a stock in the semiconductors & semiconductor equipment category. Globant (-58%), a stock in the software & services group, hurt the fund's performance. In health care equipment & services, Teleflex (-46%) hurt the fund. Lastly, in energy, Weatherford International returned -52% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 12, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI Small-Mid Cap 500 Index Fund $10,000 $10,326 $11,608 $13,455 $14,162 $14,159 $20,812 $18,952 $20,529 $23,029 $24,850 Russell SMID 500™ Index $10,000 $10,335 $11,622 $13,496 $14,206 $14,207 $20,895 $19,035 $20,592 $23,107 $24,929 Russell 3000® Index $10,000 $10,538 $12,239 $14,245 $15,249 $16,916 $23,466 $21,741 $24,491 $29,653 $34,304 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Small-Mid Cap 500 Index Fund 7.91% 11.91% 9.55% Russell SMID 500™ Index 7.88% 11.90% 9.59% Russell 3000® Index 15.68% 15.19% 13.15% A From August 12, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Aug. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 210,382,695	$ 210,382,695	$ 210,382,695	$ 210,382,695	$ 210,382,695	$ 210,382,695	$ 210,382,695	$ 210,382,695
Holdings Count | shares	510	510	510	510	510	510	510	510
Advisory Fees Paid, Amount	$ 1,046,526
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$210,382,695
Number of Holdings	510
Total Advisory Fee	$1,046,526
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 16.7 Consumer Discretionary 13.3 Information Technology 12.7 Health Care 8.1 Real Estate 6.9 Materials 5.9 Consumer Staples 4.8 Communication Services 3.3 Energy 2.9 Utilities 2.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.2 United Kingdom 0.4 Bermuda 0.3 Puerto Rico 0.2 Brazil 0.2 Finland 0.1 Canada 0.1 Guatemala 0.1 Japan 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 United Kingdom - 0.4 Bermuda - 0.3 Puerto Rico - 0.2 Brazil - 0.2 Finland - 0.1 Canada - 0.1 Guatemala - 0.1 Japan - 0.1 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EMCOR Group Inc 0.8 Tapestry Inc 0.7 Comfort Systems USA Inc 0.6 SoFi Technologies Inc Class A 0.6 Jabil Inc 0.6 Casey's General Stores Inc 0.6 Nutanix Inc Class A 0.6 NiSource Inc 0.5 Astera Labs Inc 0.5 Insmed Inc 0.5 6.0
Fidelity SAI Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Index Fund
Class Name	Fidelity® SAI Real Estate Index Fund
Trading Symbol	FESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, health care REITs gained about 21% and contributed most to the fund's performance for the fiscal year. Real estate services stocks also helped, advancing 29%. Elsewhere, data center (+10%), retail (+5%), other specialized (+5%) and diversified (+5%) real estate firms aided performance as well.
•Conversely, industrial REITs returned -16% and detracted most, followed by self-storage, which returned -9%. Exposure to timber (-17%), hotel & resort (-10%), multi-family residential (-3%) and single-family residential (-5%) holdings also hampered the fund's result. Stakes in the telecom tower (-1%), real estate operating companies (-23%), diversified real estate activities (-18%), real estate development (-8%), office (-1%) and asset management & custody banks (+0%) categories also hurt.
•Turning to individual stocks, the biggest contributor was health care REIT Welltower (+51%). Real estate services stocks CBRE (+38%), CoStar Group (+22%) and Zillow (+63%) further boosted the fund. Data center Digital Realty Trust gained about 22% and was another plus.
•In contrast, the biggest detractor was industrial REIT Prologis (-12%). Within the same group, Americold Realty Trust (-44%) also hurt, as did health care real estate stock Alexandria Real Estate Equities (-31%), timber company Weyerhaeuser (-19%) and self-storage REIT Extra Space Storage (-12%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2016 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI Real Estate Index Fund $10,010 $12,152 $11,471 $11,915 $13,200 $11,083 $15,485 $14,829 $13,395 $14,775 Fidelity Real Estate Linked Index℠ $10,010 $12,170 $11,482 $11,924 $13,223 $11,068 $15,495 $14,841 $13,408 $14,846 MSCI US IMI Real Estate 25/25 Index $10,010 $12,152 $11,940 $12,488 $14,139 $13,422 $18,360 $17,584 $15,886 $17,591 S&P 500® Index $10,181 $11,549 $13,402 $15,579 $16,823 $18,834 $25,699 $24,506 $27,696 $33,830 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Real Estate Index Fund 2.45% 6.43% 4.46% Fidelity Real Estate Linked Index℠ 2.41% 6.56% 4.51% MSCI US IMI Real Estate 25/25 IndexB 2.41% 6.06% n/a S&P 500® Index 16.33% 15.88% 15.52% A From February 2, 2016 B From September 1, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2016	Feb. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 172,811,222	$ 172,811,222	$ 172,811,222	$ 172,811,222	$ 172,811,222	$ 172,811,222	$ 172,811,222	$ 172,811,222
Holdings Count | shares	156	156	156	156	156	156	156	156
Advisory Fees Paid, Amount	$ 79,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$172,811,222
Number of Holdings	156
Total Advisory Fee	$79,025
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.4 Health Care REITs 13.3 Retail REITs 13.3 Residential REITs 12.0 Industrial REITs 10.0 Real Estate Management & Development 9.5 Office REITs 3.2 Hotel & Resort REITs 2.1 Diversified REITs 2.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 6.9 American Tower Corp 6.9 Welltower Inc 6.8 Equinix Inc 4.0 Digital Realty Trust Inc 4.0 Simon Property Group Inc 3.8 Realty Income Corp 3.5 CBRE Group Inc Class A 3.3 Crown Castle Inc 3.2 Public Storage Operating Co 3.0 45.4
Fidelity Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Index Fund
Class Name	Fidelity® Real Estate Index Fund
Trading Symbol	FSRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, health care REITs gained 21% and contributed most to the fund's performance for the fiscal year. Exposure to real estate services (+29%), data center (+10%), retail (+5%), other specialized (+5%) and diversified (+6%) stocks also helped.
•In contrast, industrial REITs returned approximately -16% and detracted most, followed by the self-storage group, which returned -9%. The timber subindustry returned about -17%. Hotel & resort (-10%) REITs also hurt. Multi-family residential (-3%) and single-family residential (-5%) real estate stocks hampered the fund's result as well. Other detractors included the telecom tower (0%) and real estate operating companies (-22%) subindustries. Elsewhere, diversified real estate activities (-18%), real estate development (-7%), office (-1%) and asset management & custody banks (+0%) further pressured performance.
•Turning to individual stocks, the biggest contributor was Welltower (+51%), from the health care subindustry. Real estate services stocks CBRE (+38%), CoStar Group (+22%) and Zillow (+63%) lifted the fund too. Among data centers, Digital Realty Trust gained about 22%, further bolstering the fund.
•Conversely, the biggest detractor was industrial REIT Prologis (-12%). Within the same subindustry, Americold Realty Trust returned -44% and hurt as well. Another notable detractor was Alexandria Real Estate Equities (-31%), a firm in the health care subindustry. Timber REIT Weyerhaeuser (-19%), was another performance challenge. Lastly, Extra Space Storage (-12%), from the self-storage subindustry, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Real Estate Index Fund $10,000 $12,071 $11,394 $11,838 $13,121 $10,977 $15,338 $14,692 $13,267 $14,677 $15,043 Fidelity Real Estate Linked Index℠ $10,000 $12,092 $11,407 $11,847 $13,138 $10,996 $15,395 $14,745 $13,321 $14,750 $15,106 MSCI US IMI Real Estate 25/25 Index $10,000 $12,071 $11,865 $12,409 $14,051 $13,338 $18,245 $17,474 $15,787 $17,480 $17,902 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Index Fund 2.50% 6.50% 4.17% Fidelity Real Estate Linked Index℠ 2.41% 6.56% 4.21% MSCI US IMI Real Estate 25/25 IndexA 2.41% 6.06% n/a S&P 500® Index 16.33% 15.88% 13.66% A From September 1, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,673,273,191	$ 2,673,273,191	$ 2,673,273,191	$ 2,673,273,191	$ 2,673,273,191	$ 2,673,273,191	$ 2,673,273,191	$ 2,673,273,191
Holdings Count | shares	157	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 1,896,845
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$2,673,273,191
Number of Holdings	157
Total Advisory Fee	$1,896,845
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.4 Health Care REITs 13.3 Retail REITs 13.3 Residential REITs 12.0 Industrial REITs 10.0 Real Estate Management & Development 9.5 Office REITs 3.2 Hotel & Resort REITs 2.1 Diversified REITs 2.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 6.9 American Tower Corp 6.9 Welltower Inc 6.8 Equinix Inc 4.0 Digital Realty Trust Inc 4.0 Simon Property Group Inc 3.8 Realty Income Corp 3.5 CBRE Group Inc Class A 3.3 Crown Castle Inc 3.2 Public Storage Operating Co 3.0 45.4